BUSINESS COMBINATIONS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) item	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired | item	46
Number of solid waste management business acquired | item	41
Consideration paid (received)	$ 23.6	$ 31.1
Payment for acquisition of consideration from prior years	19.8
Increase (decrease) in working capital	87.1	(5.2)
Revenue	5,525.5	4,196.2
Net loss	(606.8)	(1,102.4)
Accrued liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	10.1
Deferred income tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	75.9
Closure and post-closure obligations
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	1.6
Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	25.2
Other current assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	3.1
Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments	(59.3)
2021 business combinations
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes	208.7
Revenue	333.0
Net loss	31.7
Pro-forma revenue	6,068.2
Pro-forma net income (loss)	$ (697.8)
2020 business combinations
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes		$ 346.3